Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
The following table presents the contractual maturity and interest payments for long-term debt issued by the Bank as at December 31, 2019. The interest payments are calculated until contractual maturity using the current London Inter-bank Offered Rate ("LIBOR") rates.

						Interest payments until contractual maturity
Long-term debt	Earliest date redeemable at the Bank's option	Contractual maturity date	Interest rate until date redeemable	Interest rate from earliest date redeemable to contractual maturity	Principal Outstanding	Within 1 year	1 to 5 years	After 5 years
Bermuda
2005 issuance - Series B	July 2, 2015	July 2, 2020	5.11%	3 months US$ LIBOR + 1.695%	45,000	1,234	—	—
2008 issuance - Series B	May 27, 2018	May 27, 2023	8.44%	3 months US$ LIBOR + 4.929%	25,000	1,738	4,326	—
2018 issuance	June 1, 2023	June 1, 2028	5.25%	3 months US$ LIBOR + 2.255%	75,000	3,938	14,606	11,085
Total					145,000	6,910	18,932	11,085
Unamortized debt issuance costs					(1,500)
Long-term debt less unamortized debt issuance costs					143,500